Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual for research and development expenses, the research and development tax credit receivable, the Stimvelis loss provision, the fair values of ordinary and convertible preferred shares, the fair value of tranche obligations, share-based compensation and income taxes. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ materially from those estimates.

Concentration of credit risk

The Company has no significant off-balance sheet risk, such as foreign currency contracts, options contracts, or other foreign hedging arrangements. Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and other receivables. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company deposits its cash in financial institutions that it believes have high credit quality and has not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships or entities for which it has a receivable.

Foreign currency translation

The reporting currency of the Company is the U.S. dollar. The Company has determined the functional currency of the parent company, Orchard Therapeutics plc, is U.S. dollars because it predominantly raises finance and expends cash in U.S. dollars. The functional currency of our subsidiary operations is the applicable local currency. Transactions in foreign currencies are translated into the functional currency of the subsidiary in which they occur at the foreign exchange rate in effect on at the date of the transaction.  Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated into the functional currency of the relevant subsidiary at the foreign exchange rate in effect on the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies that differ from the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. The Company recorded a foreign currency transaction gain of $4.4 million and foreign currency transaction loss of $1.2 million and $0.2 million for the years ended December 31, 2018, 2017 and 2016, respectively, which is included in other income (expense) in the statements of operations and comprehensive loss.

The results of operations for subsidiaries, whose functional currency is not the U.S. dollar, are translated at an average rate for the period where this rate approximates to the foreign exchange rates ruling at the dates of the transactions and the balance sheet of these subsidiaries are translated at foreign exchange rates prevailing at the balance sheet date. Exchange differences arising from this translation of foreign operations are reported as an item of other comprehensive loss.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with original maturities of 90 days or less at acquisition to be cash equivalents. In 2018 and 2017, the Company did not have any cash equivalents.

Restricted Cash

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded as Restricted cash on our consolidated balance sheet. The Company has entered into a lease transaction (Note 12) that requires a letter of credit of $3.0 million at December 31, 2018. The Company is also contractually required to maintain a cash collateral account associated with corporate credit card accounts in the amount of $0.9 million at December 31, 2018. The Company had no restricted cash at December 31, 2017. The Company includes the restricted cash balance in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the consolidated statements of cash flows.

Property and equipment

Property and equipment are recorded at cost and depreciated or amortized using the straight-line method over the following estimated useful lives.

Property and equipment:	Estimated useful life
Lab equipment	5-10 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	4 years
Office and computer equipment	3-5 years

As of December 31, 2018, and 2017, the Company’s property and equipment consisted of furniture and fixtures, office and computer equipment, lab equipment and leasehold improvements. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in the statement of operations and other comprehensive loss. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.

Impairment of long-lived assets

Long-lived assets consist of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, as determined in accordance with the related accounting literature. To date, the Company has not recorded any impairment losses on long-lived assets.

Fair value measurements

Certain assets and liabilities of the Company are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.
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Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

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Level 3—Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The carrying values of the Company’s other receivable, accounts payable, accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these assets and liabilities.

Tranche obligations

In 2016, Series A convertible preferred shares (the “Series A convertible preferred shares”) were issued in three tranches. The Company was obligated to issue second and third tranches of Series A convertible preferred shares once certain business milestones were met; these tranches were recognized as tranche obligations, which are subject to revaluation at each balance sheet date. Changes in fair value were recorded as a component of other income (expense) until the settlement of the tranche obligation. The tranche obligations settled in 2017, and no such obligations existed in 2018.

The fair values of the tranche obligations are based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The tranche obligations are valued as a forward contract, and the values are determined using a probability-weighted present value calculation. In determining the fair values of the tranche obligations, estimates and assumptions impacting fair value included the fair value of the Company’s convertible preferred shares, risk-free interest rates, the probability and estimated timing of the tranche closings, expected dividend yield and expected volatility of the price of the underlying convertible preferred shares. The Company determines the per share fair value of the underlying convertible preferred shares using the option pricing model (“OPM”), which considers the preferred share price paid by investors, the time to liquidity and volatility. In the OPM, the timing of the liquidity event determines the assumed life in the Black-Scholes calculation. The Company estimates a time to liquidity taking into account the future tranche funding. If the future tranche is not expected to be funded, a liquidity event will be assumed to have occurred. If the tranche is expected to be funded, a longer-term liquidity event is assumed to have occurred. Volatility is estimated based on the daily trading histories of comparable public companies. The risk-free interest rate is determined by reference to the United States Treasury yield curve. The Company estimated a 0% dividend yield based on the expected dividend yield and the fact that it has never paid or declared a dividend.

Segment information

Operating segments are defined as components of an enterprise for which separate discrete information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision maker, the Company’s Chief Executive Officer, views the Company’s operations and manages its business as a single operating segment, which is focused on discovering, acquiring, developing and commercializing gene therapies for patients with rare disorders. The Company operates in three geographic regions: the United Kingdom, European Union, and United States. The Company had fixed assets of $1.7 million and $3.8 million located in the United Kingdom and United States, respectively, as of December 31, 2018, and $0.5 million and $2.2 million located in the United Kingdom and United States, respectively, as of December 31, 2017.

Research and development costs

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, facilities costs, depreciation, third-party license fees, and external costs of outside vendors engaged to conduct clinical development activities and clinical trials, as well as to manufacture clinical trial materials. Non-refundable prepayments for goods or services that will be used or rendered for future research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered. In addition, funding from research grants is recognized as an offset to research and development expense on the basis of costs incurred on the research program. Royalties associated with our research grants will be accrued when they become probable.

Research contract costs and accruals

The Company has entered into various research and development-related contracts. These agreements are cancelable, and related costs are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or clinical trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Share-based compensation

The Company measures share-based awards granted to employees and directors based on the fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is the vesting period of the respective award. Forfeitures are accounted for as they occur.

Prior to the adoption of Accounting Standards Update (“ASU”) No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), which is discussed below under “Recently adopted accounting pronouncements,” the measurement date for non-employee awards was generally the date the services were completed, resulting in financial reporting period adjustments to share-based compensation during the vesting terms for changes in the fair value of the awards. At the end of each financial reporting period prior to completion of the service period, the fair value of the unvested awards was remeasured using the then-current fair value of the Company’s ordinary shares and updated assumption inputs in the Black-Scholes option-pricing model.

After adoption of ASU 2018-07, the measurement date for non-employee awards is the date of the grant. The compensation expense for non-employees is recognized, without changes in the fair value of the award, over the requisite service period, which is the vesting period of the respective award.

The Company classifies share-based compensation expense in its consolidated statement of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

Valuation of Stock Options

The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model. Assumptions used in the option pricing model include the following:

Expected volatility. The Company estimates its expected share price volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until it has adequate historical data regarding the volatility of its own traded share price.

Expected term. The expected term of the Company’s share options has been determined utilizing the “simplified method” for awards that qualify as “plain-vanilla” options.

Risk-free interest rate. The risk-free interest rate is determined by reference to the United States Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award.

Expected dividend. Expected dividend yield is based on the Company’s history of not paying cash dividends on ordinary shares. The Company does not expect to pay any cash dividends in the foreseeable future.

Fair value of ordinary shares. Options granted subsequent to the Company’s IPO are issued at the fair market value of the Company’s ADS at the date of grant as approved by the board.

Prior to the IPO, given the absence of an active market for the Company’s ordinary shares, the board of directors, the members of which the Company believes have extensive business, finance, and venture capital experience, was required to estimate the fair value of the Company’s ordinary share at the time of each grant of a share-based award. The board of directors determined the estimated fair value of the Company’s equity instruments based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector. The Company and the board of directors utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its ordinary shares. Each valuation methodology includes estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors in determining the value of the Company’s ordinary shares at each grant date, including the following factors: (1) prices paid for the Company’s convertible preferred shares, which the Company had sold to outside investors in arm’s-length transactions, and the rights, preferences, and privileges of the Company’s convertible preferred shares and ordinary shares; (2) valuations performed by an independent valuation specialist; (3) the Company’s stage of development; (4) the fact that the grants of share-based awards involved illiquid securities in a private company; and (5) the likelihood of achieving a liquidity event for the ordinary shares underlying the share-based awards, such as an IPO or sale of the Company, given prevailing market conditions.

Ordinary share valuations were prepared using the OPM to estimate the Company’s enterprise value. The OPM treats ordinary and convertible preferred shares as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under this method, the ordinary shares have value only if the funds available for distribution to shareholders exceeded the value of the convertible preferred shares liquidation preferences at the time of the liquidity event, such as a strategic sale or a merger. A discount for lack of marketability of the ordinary shares is then applied to arrive at an indication of value for the ordinary shares. The hybrid method is a probability weighted expected return method, PWERM, where the equity value in one or more scenarios is calculated using an OPM. The PWERM is a scenario-based methodology that estimates the fair value of ordinary shares based upon an analysis of future values for the company, assuming various outcomes. The ordinary shares’ value is based on the probability-weighted present value of expected future investment returns considering each of the possible outcomes available as well as the rights of each share class. The future value of the ordinary shares under each outcome is discounted back to the valuation date at an appropriate risk-adjusted discount rate and probability weighted to arrive at an indication of value for the ordinary shares.

Valuation of RSUs

We estimate the fair value of our performance-based restricted stock unit (“RSUs”) awards or components of RSU awards whose vesting is contingent upon market conditions, such as volume weighted-average price (“VWAP”), using the Monte-Carlo simulation model. The fair value of RSUs or components of RSU awards where vesting is contingent upon market conditions is amortized based upon the estimated derived service period. The fair value of RSUs or components of RSUs granted to our employees and directors is determined, where vesting is dependent on future services or regulatory or research and development milestones, based upon the quoted closing market price per share on the date of grant.

Comprehensive loss

Comprehensive loss includes net loss as well as other changes in shareholders’ equity (deficit) that result from transactions and economic events other than those with shareholders. For the years ended December 31, 2018, 2017 and 2016, other comprehensive loss included a loss of $1.0 million, a gain of $4.4 million, and a loss of $0.3 million and, respectively, related to foreign currency translation adjustments.

Strimvelis loss provision

As part of the GSK transaction, the Company is required to maintain commercial availability of Strimvelis in the European Union until such time that an alternative gene therapy is available (Note 9). Strimvelis is not currently expected to generate sufficient cash flows to overcome the costs of maintaining the product and certain regulatory commitments; therefore, the Company recorded a liability associated with the loss contract of $18.4 million. The Company recognizes the amortization of the loss provision on a diminishing balance basis based on the actual net loss incurred associated with Strimvelis and the expected future net losses to be generated until such time as Strimvelis is no longer commercially available. The amortization of the provision is recorded as a credit to research and development expense. We have made an estimate of the expected future losses associated with Strimvelis and adjust this estimate as facts and circumstances change regarding the commercial availability and costs of maintaining and selling Strimvelis. As of December 31, 2018, the total Strimvelis loss provision liability was $10.3 million. During the year-ended December 31, 2018 the Company amortized $6.3 million as a credit to research and development expense. The effects of foreign currency translation for the year-ended December 31, 2018 reduced the liability by $1.7 million.

Research and development income tax credit

As a company that carries out extensive research and development activities, the Company seeks to benefit from one of two U.K. research and development tax relief programs, the Small and Medium-sized Enterprises R&D Tax Credit Program (“SME Program”) and the Research and Development Expenditure program (“RDEC Program”). Qualifying expenditures largely comprise employment costs for research staff, consumables and certain internal overhead costs incurred as part of research projects for which the Company does not receive income. Such credits are accounted for as reductions in research and development expense in the period in which the expenditures were incurred.

Based on criteria established by HM Revenue and Customs (“HMRC”), management of the Company expects a proportion of expenditures being carried in relation to its pipeline research, clinical trials management and manufacturing development activities to be eligible for the RDEC Program for the years ended December 31, 2018, 2017 and 2016. The Company has qualified under the more favorable SME regime for the year ended December 31, 2018.

The RDEC and SME credits are not dependent on the Company generating future taxable income or on the ongoing tax status or tax position of the Company. As such the Company has recorded a United Kingdom research and development tax credit as an offset to research and development expense in the consolidated statements of operations and comprehensive loss of $10.2 million, $0.7 million, and $0.2 million for the years ended December 31, 2018, 2017, and 2016, respectively. As of December 31, 2018, and 2017, the Company’s tax incentive receivable from the United Kingdom government was $10.6 million and $0.9 million, respectively. The effects of foreign currency translation for the year-ended December 31, 2018 reduced the receivable by $0.5 million. These amounts have not yet been paid to the Company by HMRC.

Income taxes

The Company is subject to United Kingdom corporate taxation. Due to the nature of its business, the Company has generated losses since inception and has therefore not paid United Kingdom corporation tax. The Company’s income tax credit recognized represents the sum of the research and development tax credits recoverable in the United Kingdom and income tax payable in the United States.

Unsurrendered United Kingdom losses may be carried forward indefinitely to be offset against future taxable profits, subject to numerous utilization criteria and restrictions. The amount that can be offset each year is limited to £5.0 million plus an incremental 50% of United Kingdom taxable profits.

Value Added Tax (“VAT”), is broadly charged on all taxable supplies of goods and services by VAT-registered businesses, and is generally applicable to our operations in the United Kingdom and European Union. Under current rates, an amount of 20% of the value, as determined for VAT purposes, of the goods or services supplied is added to all sales invoices and is payable to HMRC. Similarly, VAT paid on purchase invoices associated with our U.K. subsidiary is generally reclaimable from HMRC.

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using substantively enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered in the future and, to the extent the Company believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company is subject to corporation taxes in the United Kingdom and the United States. The calculation of the Company’s tax provision involves the application of both United Kingdom or United States tax law and requires judgement and estimates.

The Company accounts for uncertainty in income taxes by recognizing in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed as the amount of benefit to recognize in the consolidated financial statements. The amount of benefits that may be used is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

Net product sales

During the year, the Company made its first sales of Strimvelis, which is currently distributed exclusively at the San Raffaele Hospital in Milan, Italy. Strimvelis sales are currently under a buy-and-bill model where the treatment center purchases and pays for the product and submits a claim to the payer. The Company evaluated the variable consideration under Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers, and there is currently no variable consideration included in the transaction price for Strimvelis.

The Company’s net product sales represent total gross product sales of Strimvelis. All sales are recognized when control is transferred, which occurs upon the completion of the scheduled Strimvelis treatment. Transduction costs associated with administering the therapy are included in cost of product sales. As the product is sold in direct relation to a scheduled treatment, the Company estimates that there is minimal risk of product return, including the risk of product expiration.

Net income (loss) per share

The Company follows the two-class method when computing net income (loss) per share as the Company has issued shares that meet the definition of participating securities. The two-class method determines net income (loss) per share for each class of ordinary and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

Basic net income (loss) per share attributable to ordinary shareholders is computed by dividing the net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted net income (loss) attributable to ordinary shareholders is computed by adjusting net income (loss) attributable to ordinary shareholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net income (loss) per share attributable to ordinary shareholders is computed by dividing the diluted net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period, including potential dilutive ordinary shares. For purpose of this calculation, outstanding options and convertible preferred shares are considered potential dilutive ordinary shares.

The Company’s convertible preferred shares contractually entitle the holders of such shares to participate in dividends but do not contractually require the holders of such shares to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss attributable to ordinary shareholders, such losses are not allocated to such participating securities. In periods in which the Company reports a net loss attributable to ordinary shareholders, diluted net loss per share attributable to ordinary shareholders is the same as basic net loss per share attributable to ordinary shareholders, since dilutive ordinary shares are not assumed to have been issued if their effect is anti-dilutive.

The Company reported a net loss attributable to ordinary shareholders for the years ended December 31, 2018, 2017, and 2016.

Recently adopted accounting pronouncements

In June 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018-07 (“ASU 2018-07”). ASU 2018-07 expands the scope of Topic 718, Compensation—Stock Compensation, to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. ASU 2018-07 supersedes Subtopic 505-50, Equity—Equity-Based Payments to Non-Employees. The amendments are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other companies, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606. ASU 2018-07 was adopted as of January 1, 2017 and did not have a material impact on the Company’s financial position, results of operations or cash flows.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”), which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. ASU 2017-09 is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for 1) public business entities for reporting periods for which financial statements have not yet been issued and 2) all other entities for reporting periods for which financial statements have not yet been made available for issuance. The Company adopted ASU 2017-09 as of January 1, 2018. The adoption of ASU 2017-09 did not have a material impact on the Company’s financial position, results of operations or cash flows.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805) Clarifying the Definition of a Business (“ASU 2017-01”). ASU 2017-01 clarifies the definition of a business by adding guidance to assist entities in evaluating whether transactions should be accounted for as acquisitions of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill and consolidation. The ASU is effective for public entities for fiscal years beginning after December 15, 2017. For all other entities, the guidance is effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early application is permitted for transactions for which the acquisition date occurs before the effective date when the transaction has not been reported in financial statements that have been issued or made available for issuance. As such, the Company adopted this standard effective as of January 1, 2016 and applied the guidance to our analysis of arrangements entered into during the years ended during the year ended December 31, 2016 and subsequent reporting periods.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted ASU 2016-18 for annual period beginning after December 15, 2017. Prior to the adoption of ASU 2016-18, the Company did not have material balances meeting the definition of restricted cash or restricted cash equivalents.

In August 2016, the FASB issued Accounting Standards Update No 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”) to clarify guidance on the classification of certain cash receipts and payments in the statement of cash flows. The Company adopted this guidance as of January 1, 2018. The adoption of ASU 2016-15 did not have a material impact on the Company’s financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfer of Assets Other than Inventory (“ASU 2016-16”), which requires the recognition of the income tax consequences of an intra-entity transfer (sales) of an asset, other than inventory, when the transfer occurs. The standard is effective for the Company beginning January 1, 2018. The Company does not currently engage in sale transactions with its wholly owned subsidiaries. Adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). ASU 2016-09 addresses several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, an option to recognize gross share compensation expense with actual forfeitures recognized as they occur, and classification on the statement of cash flows. Certain of these changes are required to be applied retrospectively, while other changes are required to be applied prospectively. ASU 2016-09 is effective for public entities for annual periods beginning after December 15, 2016, and interim periods within those annual periods. For all other entities, the guidance is effective for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted for any entity in any interim or annual period and an entity that elects early adoption must adopt all of the amendments in the same period. The Company early adopted ASU 2016-09 effective as of January 1, 2016. The adoption of ASU 2016-09 did not have a material impact on the Company’s financial position, results of operations or cash flows.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which amended the guidance on the recognition and measurement of financial assets and financial liabilities.  The new guidance requires that equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) are measured at fair value with changes in fair value recognized in net income.  The guidance also requires the use of an exit price when measuring the fair value of financial instruments for disclosure purposes, eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost and requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset.  The guidance became effective for the fiscal year beginning January 1, 2018, including interim periods within that fiscal year.  Adoption of ASU 2016-01 did not have a material impact on the Company’s consolidated financial statements as the Company does not hold any equity securities.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”), which requires deferred tax liabilities and assets to be classified as non-current in the consolidated balance sheet. ASU 2015-17 is effective for public entities for annual periods beginning after December 15, 2016, and interim periods within those annual periods. For all other entities, the guidance is effective for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted and the Company elected to early adopt the standard on January 1, 2016. The adoption of ASU 2015-17 had no material impact on the Company’s financial position, results of operations or cash flows as the company has recorded a full valuation allowance on deferred tax assets for the period ended December 31, 2016 and subsequent reporting periods.

In November 2014, the FASB issued ASU No. 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity (“ASU 2014-16”). The guidance requires an entity to determine the nature of the host contract by considering all stated and implied substantive terms and features of the hybrid financial instrument, weighing each term and feature on the basis of the relevant facts and circumstances (commonly referred to as the whole-instrument approach). The Company adopted the standard modified retrospectively to all periods presented on the required effective date of January 1, 2016, and its adoption had no impact on the Company’s financial position, results of operations or cash flows.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). The amendments in this update explicitly require a company’s management to assess an entity’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. The new standard is effective for all entities for annual periods ending after December 15, 2016 and for annual and interim periods thereafter. Early adoption is permitted. The Company adopted ASU 2014-15 as of the required effective date of December 31, 2016. This guidance relates to footnote disclosure only, and its adoption had no impact on the Company’s financial position, results of operations or cash flows.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which supersedes existing revenue recognition guidance under U.S. GAAP. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The standard defines a five-step process to achieve this principle and will require companies to use more judgment and make more estimates than under the current guidance. The Company expects that these judgments and estimates will include identifying performance obligations in the customer contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delays the effective date of ASU 2014-09 such that the standard is effective for public entities for annual period beginning after December 15, 2017, including interim periods within those fiscal years. For all other entities, the guidance is effective beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption of the standard is permitted for annual periods beginning after December 15, 2016, including interim periods within those fiscal years. The Company adopted these revenue standards on January 1, 2017. Prior to 2018, the Company had no sources of revenue. In 2018, the Company had its first sales of Strimvelis and have applied this guidance to our revenue recognition, and as such there was no impact from the adoption of ASC 606 in prior periods.

Recently issued accounting pronouncements not yet adopted

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815) (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception (“ASU 2017-11”). Part I applies to entities that issue financial instruments such as warrants, convertible debt or convertible preferred stock that contain down-round features. Part II replaces the indefinite deferral for certain mandatorily redeemable noncontrolling interests and mandatorily redeemable financial instruments of nonpublic entities contained within ASC Topic 480 with a scope exception and does not impact the accounting for these mandatorily redeemable instruments. ASU 2017-11 is required to be adopted for public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities. The Company does not expect ASU 2017-11 to have a material impact on the Company’s financial position.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. In January 2018, the FASB issued ASU 2018-01, Leases (Topic 842), (“ASU 2018-01”), which adds two practical expedients to the new lease guidance. Topic 842 is effective for the Company in its annual periods beginning after December 15, 2019. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its consolidated financial statements.

The Company has considered other recent accounting pronouncements and concluded that they are either not applicable to the business, or that the effect is not expected to be material to the financial statements as a result of future adoption.